SHORT-TERM DEBT (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Feb. 29, 2020	May 31, 2020	Jun. 30, 2019	Feb. 28, 2019
Short term debt	$ 2,218,050	$ 2,201,140		$ 0
Line of credit agreement (Member)
Short term debt	$ 715,500	$ 433,893	$ 708,500
Interest rate	522.00%	522.00%